BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Kulturnaya Sluzhba and MDTZK (Details) - RUB (₽) ₽ in Millions	1 Months Ended		3 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price allocation
Goodwill				₽ 34,281	₽ 33,685	₽ 34,468
Business combination | Kulturnaya Sluzhba LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired		78.20%	78.20%
Contingent consideration payable due (in months)		12 months
Purchase price allocation
Cash and cash equivalents		₽ 39
Current assets		153
Property, plant and equipment		25
Goodwill		669
Other intangible assets		75
Other non-current assets		20
Current liabilities		(474)
Liability under put option agreement over non-controlling interests		(96)
Non-current liabilities		(12)
Contingent consideration and earn-out payments		132
Cash paid		267
Consideration transferred		₽ 399
Assumed discount rate			10.2
Average revenue			₽ 199
Net debt			83
Fair value of acquired receivables			274
Gross contractual amounts receivable for acquired receivables			290
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables			₽ 16
Business combination | MDTZK LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired	100.00%		100.00%
Contingent consideration payable due (in months)	12 months
Purchase price allocation
Cash and cash equivalents	₽ 325
Current assets	159
Property, plant and equipment	128
Goodwill	3,280
Other intangible assets	56
Other non-current assets	19
Current liabilities	(639)
Non-current liabilities	(78)
Contingent consideration and earn-out payments	60
Cash paid	3,190
Consideration transferred	₽ 3,250